Retirement benefit plan (Tables)	12 Months Ended
Dec. 31, 2018
Retirement benefit plan [Abstract]
Defined benefit pension plan amounts recognized in the balance sheet and statement of income
The following table sets forth the status of the defined benefit pension plan and the amount that should be recognized in the balance sheet:

	As of December 31,
in CHF thousands	2018	2017	2016
Defined benefit obligation	(17,942)	(14,278)	(11,596)
Fair value of plan assets	12,277	9,352	7,798
Total liability	(5,665)	(4,926)	(3,798)

The following amounts have been recorded as net pension cost in the statement of income:

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Service cost	1,095	912	742
Interest cost	100	81	75
Interest income	(65)	(55)	(56)
Net pension cost	1,130	938	761

Changes in defined benefit obligation, fair value of plan assets and unrecognized (gains) / losses
The changes in defined benefit obligation, fair value of plan assets and unrecognized (gains) / losses are as follows:

A.	Change in defined benefit obligation

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Defined benefit obligation as of January 1	(14,278)	(11,596)	(9,439)
Service cost	(1,095)	(912)	(742)
Interest cost	(100)	(81)	(75)
Change in demographic assumptions	—	—	(389)
Change in financial assumptions	750	—	(26)
Change in experience assumptions	(888)	(735)	(378)
Benefit payments	(1,710)	(426)	(111)
Employees’ contributions	(621)	(528)	(436)
Defined benefit obligation as of December 31	(17,942)	(14,278)	(11,596)

B.	Change in fair value of plan assets

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Fair value of plan assets as of January 1	9,352	7,798	6,652
Interest income	65	55	56
Employees’ contributions	621	528	436
Employer’s contributions	693	590	511
Benefits payments	1,710	426	111
Plan assets gains/(losses)	(164)	(45)	32
Fair value of plan assets as of December 31	12,277	9,352	7,798

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 788 thousand.

C.	Change in net defined benefit liability

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Net defined benefit liabilities as of January 1	4,926	3,798	2,787
Net pension cost through statement of income	1,130	938	761
Re-measurement through other comprehensive loss	302	780	761
Employer’s contribution	(693)	(590)	(511)
Net defined benefit liabilities as of December 31	5,665	4,926	3,798

D.	Change in other comprehensive loss

	For the Years Ended December 31,
in CHF thousands	2018	2017	2016
Other comprehensive loss as of January 1	(3,981)	(3,201)	(2,440)
Effect of changes in demographic assumptions	—	—	(389)
Effect of changes in financial assumptions	750	—	(26)
Effect of changes in experience assumptions	(888)	(735)	(378)
Plan assets gains/(losses)	(164)	(45)	32
Other comprehensive loss as of December 31	(4,283)	(3,981)	(3,201)

Actuarial assumptions and sensitivity analysis
The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the year 2018, 2017 and 2016 are as follows:

	For the Years Ended December 31,
	2018	2017	2016
Discount rate	0.90%	0.70%	0.70%
Rate of future increase in compensations	1.50%	1.50%	1.50%
Rate of future increase in current pensions	0.50%	0.50%	0.50%
Mortality and disability rates	BVG 2015G	BVG 2015G	BVG 2015G

A quantitative sensitivity analysis for significant assumption as of December 31, 2018 is as shown below:

	Discount rate		Future salary increase		Future pension cost
Assumptions	+0.5% increase	-0.5% decrease	+0.5% increase	-0.5% decrease	+0.5% increase	-0.5% decrease
	in CHF thousands
Defined benefit obligation	16,250	19,906	18,475	17,441	18,826	17,346
Impact on the net defined benefit obligation	1,692	(1,964)	(533)	501	(884)	596